Taxes On Income (Reconciliation Between Theoretical And Actual Tax Expense) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Abstract]
Income before taxes, as reported in the consolidated statements of income	$ 35,715		$ 22,627		$ 10,513
Statutory tax rate	25.00%		24.00%		25.00%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	8,929		5,430		2,628
Tax adjustment in respect of different tax rate of foreign subsidiary	(194)		365		49
Non-deductible expenses and other permanent differences	818		858		38
Deferred taxes on losses for which valuation allowance was provided, net			(3,512)		(3,292)
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(1,368)		(5,401)
Stock compensation relating to stock options per ASC No. 718	1,362		1,310		1,373
Income taxes in respect of prior years			63		86
Benefiting enterprise benefits	(6,088)	[1]	2,177	[1]
Other	499				(3)
Actual tax expense	$ 3,958		$ 1,290		$ 879
Basic earnings per share amounts of the benefits resulting from the "Approved and Privileged Enterprise" status	$ 0.28		$ (0.10)
Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.27

[1]

(*) Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$(0.1)	$0.28

Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$-	$0.27